MASSMUTUAL FUNDS
MassMutual Diversified Value Fund
MM S&P 500® Index Fund
MassMutual Blue Chip Growth Fund
MassMutual Mid Cap Growth Fund
MassMutual Small Cap Growth Equity Fund
MassMutual Overseas Fund
Supplement dated March 10, 2026 to the
Statement of Additional Information dated February 1, 2026
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective March 1, 2026, Paul LaPiana resigned as an Interested Trustee of the Trust.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SELSAI-26-02